                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [_] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Domenic J. Ferrante
Title: Managing Director
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Domenic J. Ferrante       Boston, MA     11/17/2008
-------------------------     ----------     ----------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         80
Form 13F Information Table Value Total: $5,062,715
                                        (thousands)

Explanatory Remarks:

The Reporting Manager is filing this amendment to restate a position that was inaccurately reported on its initial Form 13F for the quarter ended September 30, 2008, filed by the Reporting Manager on November 14, 2008 (the "Initial 13F"). This amendment also amends the totals reported on the Initial 13F, which are restated in the above Report Summary.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
1     28-06946               Brookside Capital Partners Fund, L.P.
2     28-06924               Brookside Capital Investors, L.P.

                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 09/30/08

                                                                                             Voting
                        Title of           Market Value Long            Invesment   Other  Authority
NAME OF ISSUER            Class    Cusip         x1000         SHARES  Discretion Managers   Sole    Shared None
----------------------- -------- --------- ----------------- --------- ---------- -------- --------- ------ ----
MAP PHARMACEUTICALS INC COM      56509R108      30,355       2,999,526 SOLE                    X